Income Taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred Tax Assets
Allowance for loan losses	$ 489	$ 675
Deferred directors' compensation	511	519
Employee and director benefits	534	553
Qualified pension liability	785	457
Unrealized loss from securities impairment	236	239
Investment in low income housing project	96	52
Fair value adjustments to acquired assets and liabilities	493
Tax credit carryforward	80
Other	104	57
Total deferred tax assets	3,328	2,552
Deferred Tax Liabilities
Depreciation	(288)	(199)
Equity income from unconsolidated subsidiary	(589)	(526)
Loan origination costs	(412)	(348)
Prepaid expense	(284)	(138)
Unrealized gains on securities available for sale	(58)	(148)
Annuity earnings	(73)	(68)
Fair value of mortgage servicing rights	(70)	(66)
Intangible assets	(67)
Goodwill	(433)	(387)
Total deferred tax liabilities	(2,274)	(1,880)
Net deferred tax asset included in other assets	$ 1,054	$ 672